Revenue	12 Months Ended
Nov. 30, 2021
Text Block [Abstract]
Revenue

3.	Revenue
United States
On May 12, 2014, the Company entered into a master services agreement with RxC Acquisition Company (“RxCrossroads”), along with two statements of work (“RxCrossroads Agreements”). Under the terms of the RxCrossroads Agreements, RxCrossroads acts as the Company’s exclusive third-party
logistics service provider for all of the Company’s products in the United States and, as such, provides warehousing and logistical support services to the Company, including inventory control, account management, customer support, product return management and fulfillment of orders.
Under the RxCrossroads Agreements, RxCrossroads also acts as the Company’s exclusive third-party
distributor of
EGRIFTA
 SV
®
in the United States. In such a role, RxCrossroads purchases
EGRIFTA
 SV
®
from the Company and takes title thereto when the goods arrive in their warehouse. RxCrossroads’ purchases of
EGRIFTA
 SV
®
are triggered by its expectations of market demand over a certain period of time. With respect to
EGRIFTA
 SV
®
, RxCrossroads fulfills orders received from authorized wholesalers and delivers
EGRIFTA
 SV
®
directly to that authorized wholesaler’s client, namely, a specialty pharmacy forming part of the Company’s network of specialty pharmacies. See Note 28.
On November 1, 2017, the Company entered into amended and restated RxCrossroads Agreements to add Trogarzo
®
as a new product sold in the United States. These amended and restated RxCrossroads Agreements replaced the RxCrossroads Agreements entered into in May 2014. On November 1, 2019, the RxCrossroads Agreements were amended anew to include EGRIFTA SV
®
as an additional product distributed by RxCrossroads in the United States.
Canada
The Company commercializes
EGRIFTA
®
directly in Canada using a distributor.

Europe
On July 9, 2020, the Company entered into
pre-wholesaling
services agreement with Loxxess Pharma GmbH or (“Loxxess”) pursuant to which Loxxess agreed to act as our third-party service logistics provider (the “Loxxess Agreement”) in certain key European countries, including Germany, France, Italy, Austria, The Netherlands, Portugal, Switzerland, United Kingdom, Norway, Sweden, Finland and Denmark. Loxxess is also capable of serving other European countries, including Israel and Turkey. Pursuant to the Loxxess Agreement, Loxxess receives customers’ orders, stores, packages and ships Trogarzo
®
to European hospitals and pharmacies. Loxxess is also responsible, on our behalf, to collect payments of the goods sold to those hospitals and pharmacies. The hospitals and pharmacies dispense Trogarzo
®
to patients.
Net sales by product were as follows:

	2021	2020

EGRIFTA ® and EGRIFTA SV ®	$43,009	$35,399

Trogarzo ®	26,814	30,654

	$69,823	$66,053
Net sales by geography were as follows:

	2021	2020

Canada	$269	$354

United States	68,099	65,455

Europe	1,455	244

	$69,823	$66,053